Share Capital	12 Months Ended
Dec. 31, 2021
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Share Capital	Share CapitalAs at December 31, 2021, the Company’s authorized share capital consists of an unlimited number of common shares without par value. As at December 31, 2021, 90,204,378 common shares were outstanding.
(a)     Options

During the year ended December 31, 2021, the Company granted 316,910 (2020 - 489,295) options to employees of the Company at weighted average exercise price of $15.66 per share (2020 - $15.38) with a term to expiry of five years. These stock options vest in three equal installments on each annual anniversary date from the date of grant. The total fair value of these options on the grant date was $1.8 million, which is recognized over the vesting period.

	Number of Stock Options	Weighted Average Exercise Price
Outstanding stock options, December 31, 2019	5,061,417	6.23
Issued	489,295	15.38
Exercised	(908,949)	3.13
Outstanding stock options, December 31, 2020	4,641,763	$7.91
Issued	316,910	15.66
Exercised	(725,121)	4.64
Cancelled	(31,163)	15.78
Outstanding stock options, December 31, 2021	4,202,389	$8.98
The weighted average share price on the date of exercise for options exercised during the year ended December 31, 2021 was $19.01 (year ended December 31, 2020 - $13.74).
As at December 31, 2021, the following stock options were outstanding:

Expiry Date	Number of Stock Options	Weighted Average Exercise Price		Vested and Exercisable Number of Stock Options	Weighted Average Remaining Life in Years
May 15, 2022	190,334	$1.50	USD	190,334	0.37
July 10, 2022	60,000	1.50	USD	60,000	0.52
November 24, 2022	159,000	6.48	CAD	159,000	0.90
December 7, 2022	1,142,501	6.74	CAD	1,142,501	0.93
January 18, 2023	60,000	7.95	CAD	60,000	1.05
June 19, 2023	104,000	10.25	CAD	104,000	1.47
July 16, 2023	100,000	9.01	CAD	100,000	1.54
December 31, 2023	1,004,828	9.76	CAD	1,004,828	2.00
January 2, 2024	125,000	9.80	CAD	125,000	2.01
August 15, 2024	20,000	21.09	CAD	20,000	2.62
December 12, 2024	448,951	20.52	CAD	292,203	2.95
January 2, 2025	73,456	23.42	CAD	53,456	3.01
December 17, 2025	397,409	18.90	CAD	136,980	3.96
March 18, 2026	50,000	24.45	CAD	—	4.21
August 19, 2026	17,514	23.37	CAD	—	4.64
December 15, 2026	249,396	18.69	CAD	28,959	4.96
	4,202,389	$8.98	USD	3,477,261	2.06

In determining the weighted average exercise price of all outstanding options in the tables above and below, the CAD prices were converted to USD at the December 31, 2021 exchange rate of 1.2677.
The fair value of options granted in the years ended December 31, 2021 and 2020 was determined using the Black-Scholes option pricing model. The weighted average inputs used in the measurement of fair values at grant date of the options are the following:

	2021	2020
Expected term (years)	3.0	3.0
Forfeiture rate	—%	—%
Volatility	56%	53%
Dividend yield	—%	—%
Risk-free interest rate	1.10%	0.58%
Weighted-average fair value per option	$5.57	$6.00
For the year ended December 31, 2021, the Company recorded share-based compensation of $2.9 million (year ended December 31, 2020 - $3.9 million) with respect to its outstanding stock options.(b)     Performance Share Unit PlanThe Company has a performance share unit ("PSU") plan pursuant to which the Compensation Committee may grant PSUs to any director, officer, employee, or consultant of the Company or its subsidiaries. At the time of grant of PSUs, the Compensation Committee, may establish performance conditions for the vesting of the PSUs. The performance conditions may be graduated such that different percentages (which may be greater or lower than 100%) of the PSUs in a grant become vested depending on the satisfaction of one or more performance conditions. Performance conditions may include terms or conditions relating to: (i) the market price of the common shares; (ii) the return to holders of common shares, with or without reference to other comparable companies; (iii) the financial performance or results of the Company or its subsidiaries; (iv) the achievement of performance conditions or other performance criteria relating to the Company or its subsidiaries; (v) any other terms and conditions the Compensation Committee may in its sole discretion determine with respect to vesting or the acceleration of vesting; and (vi) the vesting date of the PSUs. The Compensation Committee may, in its discretion, subsequent to the grant of a PSU, waive any such performance condition or determine that it has been satisfied subject to applicable law, as well as determine the settlement of PSUs in shares or in cash. Each PSU entitles the holder thereof to receive one common share, or its equivalent cash value, on the redemption date selected by the Compensation Committee.
The continuity of PSUs issued and outstanding is as follows:

	Year ended December 31,
	2021	2020
Outstanding balance, beginning of year	727,761	437,463
Issued	310,287	290,298
Settled	(223,231)	—
Cancelled	(21,774)	—
Outstanding balance, end of year	793,043	727,761

These PSUs will vest three years from the date of grant by the Compensation Committee and the number of PSUs that will vest may range from 0% to 200% of the number granted, subject to the satisfaction of certain market and non-market performance conditions. Each vested PSU entitles the holder thereof to receive on or about the applicable date of vesting of such share unit (i) one common share; (ii) a cash amount equal to the fair market value of one common share as at the applicable date of vesting; or (iii) a combination of (i) and (ii), as determined by the Compensation Committee in its sole discretion. Prior to December 2021, the Company had intended to settle its PSUs using common shares and, accordingly, the PSUs were classified as equity settled instruments. In December 2021, the Company elected to settle its PSUs in cash and, therefore, $9.4 million of PSUs were reclassified from contributed surplus to liabilities. On reclassification, the Company recognized the liability at its fair value and recognized a reduction in shared-based compensation of $1.2 million.
For PSUs with non-market performance conditions, the fair value of the share units granted was initially recognized at the fair value using the share price at the date of grant, and subsequently remeasured at fair value on each balance sheet date. For PSUs with market performance conditions, the fair value was determined using a Geometric Brownian Motion model. During the year ended December 31, 2021, the Company recorded share-based compensation of $4.1 million (year ended December 31, 2020 - $3.9 million) with respect to the PSUs. As at December 31, 2021, the fair value of the PSU liability was $5.8 million (December 31, 2020 - $nil), of which $3.3 million (December 31, 2020 - nil) has been recognized in accounts payable and accrued liabilities and $2.5 million (December 31, 2020 - $nil) has been recognized in other non-current liabilities. (c)     Deferred Share Unit PlanThe Deferred Share Unit ("DSU") plan was established by the Board as a component of compensation for the Company's independent directors. Only independent directors are eligible to participate and to receive DSUs under the DSU Plan.  DSUs may be awarded by the Board from time to time to provide independent directors with appropriate equity-based compensation for the services they render to the Company and may be subject to terms and conditions with respect to vesting of such DSUs.  In addition, independent directors may elect to receive a portion or all of their respective annual cash remuneration in the form of DSUs, which will be fully vested upon such grant.  The number of DSUs to be awarded to a participant under the DSU Plan is determined by dividing the portion of that participant’s annual cash remuneration by the fair market value of a common share on the last day of the quarter in which such portion of the annual cash remuneration was earned. Pursuant to the DSU Plan, DSUs may only be settled by way of cash payment. A participant is not entitled to payment in respect of the DSUs until his or her death, retirement or removal from the Board.  The settlement amount of each DSU is based on the fair market value of a common share on the DSU redemption date multiplied by the number of DSUs being redeemed.
During the year ended December 31, 2021, 51,855 DSUs (year ended December 31, 2020 - 79,230) were issued to independent directors.

As at December 31, 2021, the fair value of the DSU liability was $2.0 million (December 31, 2020 - $1.3 million) which has been recognized in accounts payable and accrued liabilities, with $0.7 million recognized in share-based compensation expense for the year ended December 31, 2021 (year ended December 31, 2020 - $1.3 million).
(d) Restricted Share Unit Plan

The Company has a restricted share unit ("RSU") plan pursuant to which the Compensation Committee may grant share units to any officer, employee, or consultant of the Company or its subsidiaries. RSUs issued under the plan entitles the holder thereof to receive one common share, without payment of additional consideration, on the redemption date selected by the Compensation Committee following the date of vesting of such share unit, which will be within 30 days of the date of vesting, or at a later deferred date, subject to certain exception and restrictions. RSUs granted will vest in three equal installments on each anniversary date from the date of grant. The fair value of these restricted share units is determined on the date of grant using the market price of the Company’s shares.

During the year ended December 31, 2021, 171,106 share units (year ended December 31, 2020 - nil) were issued and outstanding.
(e)     Warrants

During the year ended December 31, 2021, all of the remaining 1,599,996 warrants were exercised for gross proceeds of $1.9 million (year ended December 31, 2020 - 1,266,666 warrants for gross proceeds of $1.5 million).
(f)     Share-based compensation

	Year ended December 31,
	2021	2020
Stock options	$2,925	$3,864
Performance share unit plan	4,124	3,900
Deferred share unit plan	734	1,300
Restricted share unit plan	65	—
Share-based compensation(1)	$7,848	$9,064

(1)    For the year ended December 31, 2021, the Company recorded $7.3 million (year ended December 31, 2020 - $7.8 million) of share-based compensation in contributed surplus, and the remaining share-based compensation was recorded in liabilities. In addition, the Company reclassified $9.4 million (year ended December 31, 2020 - nil) in share-based compensation from contributed surplus to liabilities.
(g)     Net Income per Share

	Year ended December 31,
	2021	2020
Weighted average number of common shares outstanding	88,602,367	86,368,535
Dilutive effects of:
Warrants	—	2,397,518
Stock options	2,353,584	2,355,933
Share units	7,501	1,091,642
Weighted average number of diluted common shares outstanding(1)	90,963,452	92,213,628

Net income attributable to owners of the Company	$201,053	$51,622
Basic net income per share	2.27	0.60
Diluted net income per share	2.21	0.56
(1) Weighted average number of diluted common shares outstanding for the year ended December 31, 2021 excluded 390,366 (2020 - 999,523) stock options that were anti-dilutive.